CONTINGENCIES AND COMMITMENTS (Details) $ in Millions				1 Months Ended		12 Months Ended
	Aug. 07, 2017 USD ($)	Feb. 13, 2014 USD ($)	Jul. 18, 2012 USD ($)	May 31, 2015 defendant	May 31, 2010 defendant	Dec. 31, 2017 USD ($) country claim	Oct. 30, 2017 claim
SCO v. IBM
Loss Contingencies
Number of remaining claims | claim							1
IBM v. State Of Indiana
Loss Contingencies
Duration of trial			42 days
Amount of award to IBM		$ 50	$ 52
Amount of award against IBM	$ 128
Net amount awarded against IBM	$ 78
IBM United Kingdom Limited vs. IBM UK Pension Trusts
Loss Contingencies
Number of representative beneficiaries of the UK Trust membership | defendant					2
Individual Participants Of Defined Benefit Plans vs. IBM United Kingdom
Loss Contingencies
Claims pending | claim						290
Litigation Case In United States District Court regarding divesting Microelectronics business, alleging violations of the Employee Retirement Income Security Act
Loss Contingencies
Number of officers or executives named as defendants | defendant				3
Brazil Tax Matters
Loss Contingencies
Damages sought, value						$ 1,000
Minimum
Loss Contingencies
Clients' presence in number of countries | country						175